SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Short-term investment	$ 101,390,291	$ 11,298,158
Investment income	757,300	39,930
Advertising costs	16,738,921	11,570,458	5,928,454
Government grants	1,613,436	1,254,332	169,891
Contributions to employee benefits	8,385,747	5,850,415	3,518,397
PRC [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents and time deposits	58,639,210	35,234,336
PRC [Member] | US Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents and time deposits	36,216,381	1,669,384
HK SAR [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents and time deposits	412	414
HK SAR [Member] | HK Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents and time deposits	7	5,017
HK SAR [Member] | US Dollars [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents and time deposits	771,786	1,378,195
SG [Member] | RMB [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents and time deposits	$ 71,178,287
Furniture [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	1 year
Contributions to employee benefits, percentage of salary	22.00%
Minimum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	10 years
Contributions to employee benefits, percentage of salary	52.50%
Maximum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	4 years